Cover Page	Jun. 16, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 16, 2020
Entity Registrant Name	TIFFANY & CO
Entity Incorporation, State or Country Code	DE
Entity File Number	1-9494
Entity Tax Identification Number	13-3228013
Entity Address, Address Line One	200 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	755-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TIF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000098246
Amendment Flag	false